Shareholder Report, Average Annual Return (Details) B001297_Direxion Daily AI and Big Data Bear 2X Shares_TF_TSR Annual {TF}	12 Months Ended	18 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily AI and Big Data Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily AI and Big Data Bear 2X Shares NAV
Average Annual Return, Percent	(65.62%)	(58.89%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.41%